Leases - Narrative (Details) ft² in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) ship extension_option	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016	Jul. 31, 2016 ft²
Lessee, Lease, Description [Line Items]
Variable lease cost	$ 103.3
Expenses related to operating leases		$ 32.2	$ 29.3
Port of Miami Terminal
Lessee, Lease, Description [Line Items]
Expected size of terminal | ft²					170
Terminal lease term, term of contract					5 years
Pullmantur
Lessee, Lease, Description [Line Items]
Percentage of subsidiary which has been sold	51.00%			51.00%
Maritime Equipment
Lessee, Lease, Description [Line Items]
Number of ships under finance leases | ship	2
Additional lease term	6 years
Building
Lessee, Lease, Description [Line Items]
Additional lease term	5 years
Finance lease term	43 years
Number of extension options | extension_option	2
Building | Minimum
Lessee, Lease, Description [Line Items]
Renewal term	1 year
Building | Maximum
Lessee, Lease, Description [Line Items]
Renewal term	10 years
Berthing Agreement | Minimum
Lessee, Lease, Description [Line Items]
Renewal term	1 year
Berthing Agreement | Maximum
Lessee, Lease, Description [Line Items]
Renewal term	20 years